Other current financial liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Movement in Warrant Liabilities

(EUR thousand)	For the financial year ended March 31
Warrant liabilities	2024	2023
Opening balance as of April 1	11,449	12,051
Issuance of warrants	—	—
Exercises of warrants	—	—
Change in fair value of warrants	(10,586)	(602)
Closing balance as of March 31	863	11,449